Subsequent Events - Purchase agreement (Details) - Subsequent Event	Mar. 18, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares per unit	1
Number of warrants per unit	0.2
Private Placement
Subsequent Event [Line Items]
Number of units to be issued	10,000,000
Purchase price per unit | $ / shares	$ 10.00
Proceeds from issuance | $	$ 100,000,000